Average Annual Total Returns - Class A and Class C - Russell 2000 2x Strategy Fund	Aug. 01, 2021
Class A
Average Annual Return:
1 Year	10.88%
5 Years	15.80%
10 Years	13.63%
Class C
Average Annual Return:
1 Year	14.53%
5 Years	16.06%
10 Years	13.36%